Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000021026_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021026_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021026_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.10%
C000021032_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021032_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021032_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.10%
C000021046_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000021046_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000021046_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.55%
C000021036_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021036_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021036_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.10%
C000021042_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000021042_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000021042_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.55%
C000021040_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.51%
C000021040_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.28%
C000021040_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.87%
C000021035_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021035_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021035_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.10%
C000021033_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021033_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021033_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.10%
C000021028_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021028_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021028_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.10%
C000021029_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021029_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021029_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.10%
C000021041_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.51%
C000021041_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.28%
C000021041_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.87%
C000021043_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000021043_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000021043_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.55%
C000021038_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.51%
C000021038_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.28%
C000021038_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.87%
C000021037_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021037_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021037_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.10%
C000021039_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.51%
C000021039_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.28%
C000021039_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.87%
C000021048_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000021048_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000021048_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.55%
C000021045_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000021045_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000021045_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.55%
C000021030_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021030_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021030_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.10%
C000021027_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021027_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021027_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.10%
C000021044_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000021044_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000021044_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.55%
C000021034_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021034_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021034_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.10%
C000021031_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000021031_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.53%
C000021031_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.10%
C000021047_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000021047_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000021047_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.55%
C000021049_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000021049_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.86%
C000021049_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.55%
C000021026_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021026_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000021026_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,059
C000021026_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,790
C000021026_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 12,562
C000021026_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 12,032
C000021026_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 14,980
C000021026_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 18,334
C000021026_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 21,682
C000021026_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 17,792
C000021026_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 21,622
C000021026_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,065	$ 25,065	$ 25,065	$ 25,065
C000021026_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Balanced 60/40 Composite Index℠
C000021026_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021026_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,128
C000021026_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,970
C000021026_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,529
C000021026_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,235
C000021026_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,948
C000021026_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,150
C000021026_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,869
C000021026_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						16,732
C000021026_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,689
C000021026_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,651	22,651	22,651	$ 22,651
C000021026_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021026_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021026_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,138
C000021026_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,351
C000021026_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,829
C000021026_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,223
C000021026_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,386
C000021026_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,585
C000021026_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,494
C000021026_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,696
C000021026_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,399
C000021026_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254
C000021026_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.92%
C000021026_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.84%
C000021026_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.62%
C000021026_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.04%
C000021026_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.67%
C000021026_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.52%
C000021032_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class
C000021032_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021032_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,116
C000021032_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,395
C000021032_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,864
C000021032_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,225
C000021032_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,887
C000021032_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								21,205
C000021032_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,395
C000021032_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,868
C000021032_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,906
C000021032_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,727	$ 33,727	$ 33,727	$ 33,727
C000021032_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021032_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021032_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,138
C000021032_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,351
C000021032_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,829
C000021032_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,223
C000021032_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,386
C000021032_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,585
C000021032_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,494
C000021032_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,696
C000021032_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,399
C000021032_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254
C000021032_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.35%
C000021032_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.25%
C000021032_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.93%
C000021046_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021046_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021046_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,701
C000021046_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,635
C000021046_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,693
C000021046_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,495
C000021046_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,119
C000021046_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,284
C000021046_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							20,420
C000021046_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,985
C000021046_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,943
C000021046_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,100	$ 25,100	$ 25,100	$ 25,100
C000021046_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000021046_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021046_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,522
C000021046_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,426
C000021046_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,951
C000021046_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,359
C000021046_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,433
C000021046_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,150
C000021046_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,443
C000021046_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,104
C000021046_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,278
C000021046_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	21,798	21,798	21,798	$ 21,798
C000021046_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000021046_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021046_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000021046_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,327
C000021046_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,721
C000021046_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,002
C000021046_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,035
C000021046_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,593
C000021046_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,877
C000021046_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,907
C000021046_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,334
C000021046_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000021046_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.40%
C000021046_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.20%
C000021046_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.64%
C000021046_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.07%
C000021046_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.59%
C000021046_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.10%
C000021036_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class
C000021036_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021036_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,765
C000021036_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,322
C000021036_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,221
C000021036_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,021
C000021036_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,620
C000021036_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,829
C000021036_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,164
C000021036_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,101
C000021036_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					23,845
C000021036_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 29,112	$ 29,112	$ 29,112	$ 29,112
C000021036_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021036_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021036_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,138
C000021036_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,351
C000021036_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,829
C000021036_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,223
C000021036_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,386
C000021036_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,585
C000021036_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,494
C000021036_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,696
C000021036_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,399
C000021036_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254
C000021036_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.09%
C000021036_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.26%
C000021036_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.28%
C000021042_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021042_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021042_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,853
C000021042_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,048
C000021042_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,338
C000021042_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,391
C000021042_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,050
C000021042_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,590
C000021042_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							20,827
C000021042_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,739
C000021042_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					20,400
C000021042_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,951	$ 23,951	$ 23,951	$ 23,951
C000021042_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Index
C000021042_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021042_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,782
C000021042_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,811
C000021042_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,730
C000021042_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,208
C000021042_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,407
C000021042_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,511
C000021042_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,847
C000021042_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,993
C000021042_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,115
C000021042_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	25,196	25,196	25,196	$ 25,196
C000021042_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000021042_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021042_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000021042_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,327
C000021042_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,721
C000021042_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,002
C000021042_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,035
C000021042_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,593
C000021042_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,877
C000021042_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,907
C000021042_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,334
C000021042_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000021042_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.40%
C000021042_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.26%
C000021042_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.13%
C000021042_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.93%
C000021042_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.34%
C000021042_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.68%
C000021040_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class
C000021040_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021040_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,548
C000021040_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,578
C000021040_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											14,212
C000021040_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,966
C000021040_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									22,464
C000021040_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								37,850
C000021040_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							42,327
C000021040_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						26,153
C000021040_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					38,055
C000021040_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 52,804	$ 52,804	$ 52,804	$ 52,804
C000021040_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Growth Index
C000021040_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021040_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,567
C000021040_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,314
C000021040_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											14,733
C000021040_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,510
C000021040_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									19,790
C000021040_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								27,408
C000021040_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							34,971
C000021040_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						24,782
C000021040_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					35,358
C000021040_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	47,152	47,152	47,152	$ 47,152
C000021040_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000021040_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021040_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,092
C000021040_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,308
C000021040_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,761
C000021040_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,102
C000021040_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,220
C000021040_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,830
C000021040_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,340
C000021040_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,302
C000021040_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,953
C000021040_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,560	$ 33,560	$ 33,560	$ 33,560
C000021040_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.76%
C000021040_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		18.64%
C000021040_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.10%
C000021040_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.36%
C000021040_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		18.96%
C000021040_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			16.78%
C000021035_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021035_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021035_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,768
C000021035_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,327
C000021035_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,233
C000021035_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,035
C000021035_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,642
C000021035_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,856
C000021035_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,204
C000021035_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,143
C000021035_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					23,893
C000021035_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 29,192	$ 29,192	$ 29,192	$ 29,192
C000021035_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021035_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021035_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,138
C000021035_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,351
C000021035_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,829
C000021035_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,223
C000021035_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,386
C000021035_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,585
C000021035_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,494
C000021035_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,696
C000021035_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,399
C000021035_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254
C000021035_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.18%
C000021035_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.29%
C000021035_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.31%
C000021033_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000021033_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021033_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,102
C000021033_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,371
C000021033_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,808
C000021033_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,147
C000021033_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,769
C000021033_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								21,026
C000021033_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,129
C000021033_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,629
C000021033_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,555
C000021033_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,245	$ 33,245	$ 33,245	$ 33,245
C000021033_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021033_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021033_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,138
C000021033_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,351
C000021033_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,829
C000021033_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,223
C000021033_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,386
C000021033_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,585
C000021033_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,494
C000021033_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,696
C000021033_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,399
C000021033_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254
C000021033_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.19%
C000021033_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.09%
C000021033_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.76%
C000021028_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class
C000021028_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021028_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,051
C000021028_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,770
C000021028_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,520
C000021028_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,985
C000021028_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,898
C000021028_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,224
C000021028_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,527
C000021028_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,647
C000021028_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					21,423
C000021028_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,814	$ 24,814	$ 24,814	$ 24,814
C000021028_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Balanced 60/40 Composite Index℠
C000021028_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021028_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,128
C000021028_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,970
C000021028_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,529
C000021028_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,235
C000021028_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,948
C000021028_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,150
C000021028_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,869
C000021028_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						16,732
C000021028_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,689
C000021028_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,651	22,651	22,651	$ 22,651
C000021028_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021028_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021028_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,138
C000021028_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,351
C000021028_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,829
C000021028_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,223
C000021028_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,386
C000021028_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,585
C000021028_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,494
C000021028_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,696
C000021028_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,399
C000021028_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254
C000021028_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.83%
C000021028_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.74%
C000021028_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.51%
C000021028_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.04%
C000021028_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.67%
C000021028_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.52%
C000021029_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000021029_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021029_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,036
C000021029_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,736
C000021029_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,467
C000021029_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,913
C000021029_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,786
C000021029_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,057
C000021029_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,306
C000021029_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,431
C000021029_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					21,142
C000021029_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,435	$ 24,435	$ 24,435	$ 24,435
C000021029_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Balanced 60/40 Composite Index℠
C000021029_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021029_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,128
C000021029_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,970
C000021029_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,529
C000021029_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,235
C000021029_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,948
C000021029_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,150
C000021029_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,869
C000021029_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						16,732
C000021029_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,689
C000021029_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,651	22,651	22,651	$ 22,651
C000021029_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021029_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021029_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,138
C000021029_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,351
C000021029_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,829
C000021029_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,223
C000021029_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,386
C000021029_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,585
C000021029_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,494
C000021029_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,696
C000021029_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,399
C000021029_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254
C000021029_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.58%
C000021029_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.57%
C000021029_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.35%
C000021029_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.04%
C000021029_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.67%
C000021029_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.52%
C000021041_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000021041_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021041_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,534
C000021041_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,544
C000021041_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											14,147
C000021041_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,870
C000021041_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									22,297
C000021041_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								37,505
C000021041_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							41,887
C000021041_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						25,837
C000021041_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					37,542
C000021041_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 52,011	$ 52,011	$ 52,011	$ 52,011
C000021041_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Growth Index
C000021041_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021041_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,567
C000021041_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,314
C000021041_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											14,733
C000021041_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,510
C000021041_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									19,790
C000021041_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								27,408
C000021041_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							34,971
C000021041_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						24,782
C000021041_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					35,358
C000021041_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	47,152	47,152	47,152	$ 47,152
C000021041_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000021041_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021041_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,092
C000021041_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,308
C000021041_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,761
C000021041_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,102
C000021041_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,220
C000021041_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,830
C000021041_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,340
C000021041_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,302
C000021041_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,953
C000021041_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,560	$ 33,560	$ 33,560	$ 33,560
C000021041_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.54%
C000021041_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		18.46%
C000021041_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			17.93%
C000021041_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.36%
C000021041_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		18.96%
C000021041_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			16.78%
C000021043_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021043_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021043_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,861
C000021043_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,068
C000021043_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,371
C000021043_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,427
C000021043_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,106
C000021043_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,672
C000021043_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							20,940
C000021043_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,853
C000021043_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					20,544
C000021043_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,138	$ 24,138	$ 24,138	$ 24,138
C000021043_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Index
C000021043_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021043_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,782
C000021043_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,811
C000021043_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,730
C000021043_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,208
C000021043_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,407
C000021043_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,511
C000021043_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,847
C000021043_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,993
C000021043_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,115
C000021043_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	25,196	25,196	25,196	$ 25,196
C000021043_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000021043_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021043_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000021043_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,327
C000021043_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,721
C000021043_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,002
C000021043_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,035
C000021043_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,593
C000021043_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,877
C000021043_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,907
C000021043_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,334
C000021043_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000021043_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.49%
C000021043_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.34%
C000021043_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.21%
C000021043_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.93%
C000021043_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.34%
C000021043_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.68%
C000021038_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021038_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021038_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,561
C000021038_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,600
C000021038_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											14,253
C000021038_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										16,029
C000021038_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									22,576
C000021038_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								38,075
C000021038_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							42,622
C000021038_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						26,362
C000021038_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					38,396
C000021038_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 53,327	$ 53,327	$ 53,327	$ 53,327
C000021038_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Growth Index
C000021038_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021038_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,567
C000021038_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,314
C000021038_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											14,733
C000021038_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,510
C000021038_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									19,790
C000021038_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								27,408
C000021038_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							34,971
C000021038_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						24,782
C000021038_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					35,358
C000021038_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	47,152	47,152	47,152	$ 47,152
C000021038_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000021038_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021038_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,092
C000021038_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,308
C000021038_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,761
C000021038_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,102
C000021038_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,220
C000021038_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,830
C000021038_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,340
C000021038_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,302
C000021038_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,953
C000021038_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,560	$ 33,560	$ 33,560	$ 33,560
C000021038_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.89%
C000021038_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		18.76%
C000021038_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.22%
C000021038_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.36%
C000021038_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		18.96%
C000021038_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			16.78%
C000021037_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000021037_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021037_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,746
C000021037_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,287
C000021037_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,162
C000021037_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,952
C000021037_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,499
C000021037_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,676
C000021037_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							20,952
C000021037_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						19,868
C000021037_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					23,526
C000021037_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 28,681	$ 28,681	$ 28,681	$ 28,681
C000021037_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021037_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021037_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,138
C000021037_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,351
C000021037_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,829
C000021037_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,223
C000021037_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,386
C000021037_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,585
C000021037_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,494
C000021037_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,696
C000021037_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,399
C000021037_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254
C000021037_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.91%
C000021037_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.10%
C000021037_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.11%
C000021039_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021039_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021039_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,554
C000021039_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,584
C000021039_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											14,223
C000021039_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,982
C000021039_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									22,489
C000021039_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								37,899
C000021039_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							42,396
C000021039_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						26,200
C000021039_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					38,139
C000021039_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 52,924	$ 52,924	$ 52,924	$ 52,924
C000021039_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Growth Index
C000021039_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021039_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,567
C000021039_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,314
C000021039_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											14,733
C000021039_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,510
C000021039_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									19,790
C000021039_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								27,408
C000021039_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							34,971
C000021039_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						24,782
C000021039_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					35,358
C000021039_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	47,152	47,152	47,152	$ 47,152
C000021039_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000021039_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021039_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,092
C000021039_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,308
C000021039_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,761
C000021039_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,102
C000021039_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,220
C000021039_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,830
C000021039_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,340
C000021039_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,302
C000021039_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,953
C000021039_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,560	$ 33,560	$ 33,560	$ 33,560
C000021039_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.77%
C000021039_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		18.67%
C000021039_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.13%
C000021039_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.36%
C000021039_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		18.96%
C000021039_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			16.78%
C000021048_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000021048_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021048_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,681
C000021048_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,579
C000021048_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,597
C000021048_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,393
C000021048_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,937
C000021048_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,055
C000021048_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							20,074
C000021048_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,599
C000021048_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,432
C000021048_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,487	$ 24,487	$ 24,487	$ 24,487
C000021048_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000021048_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021048_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,522
C000021048_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,426
C000021048_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,951
C000021048_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,359
C000021048_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,433
C000021048_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,150
C000021048_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,443
C000021048_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,104
C000021048_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,278
C000021048_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	21,798	21,798	21,798	$ 21,798
C000021048_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000021048_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021048_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000021048_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,327
C000021048_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,721
C000021048_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,002
C000021048_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,035
C000021048_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,593
C000021048_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,877
C000021048_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,907
C000021048_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,334
C000021048_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000021048_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.16%
C000021048_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.93%
C000021048_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.37%
C000021048_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.07%
C000021048_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.59%
C000021048_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.10%
C000021045_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000021045_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021045_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,837
C000021045_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,010
C000021045_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,271
C000021045_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,311
C000021045_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,932
C000021045_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,421
C000021045_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							20,576
C000021045_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,497
C000021045_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					20,086
C000021045_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,536	$ 23,536	$ 23,536	$ 23,536
C000021045_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Index
C000021045_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021045_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,782
C000021045_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,811
C000021045_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,730
C000021045_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,208
C000021045_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,407
C000021045_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,511
C000021045_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,847
C000021045_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,993
C000021045_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,115
C000021045_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	25,196	25,196	25,196	$ 25,196
C000021045_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000021045_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021045_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000021045_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,327
C000021045_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,721
C000021045_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,002
C000021045_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,035
C000021045_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,593
C000021045_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,877
C000021045_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,907
C000021045_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,334
C000021045_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000021045_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.18%
C000021045_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.06%
C000021045_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.94%
C000021045_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.93%
C000021045_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.34%
C000021045_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.68%
C000021030_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021030_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021030_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,130
C000021030_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,421
C000021030_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,910
C000021030_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,279
C000021030_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,973
C000021030_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								21,341
C000021030_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,596
C000021030_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,046
C000021030_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,164
C000021030_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,098	$ 34,098	$ 34,098	$ 34,098
C000021030_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021030_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021030_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,138
C000021030_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,351
C000021030_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,829
C000021030_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,223
C000021030_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,386
C000021030_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,585
C000021030_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,494
C000021030_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,696
C000021030_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,399
C000021030_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254
C000021030_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.52%
C000021030_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.38%
C000021030_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.05%
C000021027_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021027_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021027_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,052
C000021027_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,774
C000021027_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,528
C000021027_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,992
C000021027_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,916
C000021027_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								18,250
C000021027_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,566
C000021027_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,678
C000021027_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					21,464
C000021027_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,863	$ 24,863	$ 24,863	$ 24,863
C000021027_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Balanced 60/40 Composite Index℠
C000021027_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021027_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,128
C000021027_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,970
C000021027_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,529
C000021027_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,235
C000021027_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,948
C000021027_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,150
C000021027_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,869
C000021027_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						16,732
C000021027_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,689
C000021027_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,651	22,651	22,651	$ 22,651
C000021027_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021027_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021027_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,138
C000021027_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,351
C000021027_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,829
C000021027_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,223
C000021027_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,386
C000021027_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,585
C000021027_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,494
C000021027_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,696
C000021027_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,399
C000021027_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254
C000021027_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.83%
C000021027_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.76%
C000021027_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.54%
C000021027_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.04%
C000021027_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.67%
C000021027_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.52%
C000021044_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class
C000021044_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021044_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,850
C000021044_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,043
C000021044_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,329
C000021044_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,378
C000021044_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,035
C000021044_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,566
C000021044_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							20,792
C000021044_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,703
C000021044_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					20,359
C000021044_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,892	$ 23,892	$ 23,892	$ 23,892
C000021044_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Index
C000021044_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021044_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,782
C000021044_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,811
C000021044_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,730
C000021044_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,208
C000021044_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,407
C000021044_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,511
C000021044_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,847
C000021044_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,993
C000021044_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,115
C000021044_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	25,196	25,196	25,196	$ 25,196
C000021044_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000021044_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021044_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000021044_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,327
C000021044_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,721
C000021044_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,002
C000021044_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,035
C000021044_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,593
C000021044_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,877
C000021044_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,907
C000021044_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,334
C000021044_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000021044_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.35%
C000021044_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.23%
C000021044_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.10%
C000021044_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.93%
C000021044_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.34%
C000021044_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.68%
C000021034_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021034_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021034_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,773
C000021034_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,344
C000021034_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,261
C000021034_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,070
C000021034_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,697
C000021034_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,929
C000021034_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,322
C000021034_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,267
C000021034_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					24,061
C000021034_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 29,405	$ 29,405	$ 29,405	$ 29,405
C000021034_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021034_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021034_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,138
C000021034_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,351
C000021034_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,829
C000021034_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,223
C000021034_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,386
C000021034_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,585
C000021034_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,494
C000021034_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,696
C000021034_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,399
C000021034_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254
C000021034_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.21%
C000021034_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		13.38%
C000021034_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.39%
C000021031_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021031_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021031_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,122
C000021031_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,406
C000021031_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,876
C000021031_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,233
C000021031_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									15,911
C000021031_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								21,247
C000021031_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,444
C000021031_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,921
C000021031_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,972
C000021031_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,829	$ 33,829	$ 33,829	$ 33,829
C000021031_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021031_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021031_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,138
C000021031_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,351
C000021031_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,829
C000021031_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,223
C000021031_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,386
C000021031_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,585
C000021031_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							26,494
C000021031_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						21,696
C000021031_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					27,399
C000021031_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254
C000021031_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.42%
C000021031_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.28%
C000021031_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.96%
C000021047_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class
C000021047_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021047_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,695
C000021047_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,613
C000021047_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,652
C000021047_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,460
C000021047_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,046
C000021047_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,195
C000021047_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							20,282
C000021047_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,823
C000021047_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,733
C000021047_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,841	$ 24,841	$ 24,841	$ 24,841
C000021047_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000021047_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021047_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,522
C000021047_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,426
C000021047_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,951
C000021047_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,359
C000021047_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,433
C000021047_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,150
C000021047_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,443
C000021047_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,104
C000021047_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,278
C000021047_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	21,798	21,798	21,798	$ 21,798
C000021047_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000021047_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021047_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000021047_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,327
C000021047_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,721
C000021047_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,002
C000021047_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									17,035
C000021047_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								20,593
C000021047_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,877
C000021047_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						20,907
C000021047_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,334
C000021047_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000021047_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.27%
C000021047_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.08%
C000021047_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.53%
C000021047_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.07%
C000021047_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.59%
C000021047_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.10%
C000021049_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021049_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021049_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,693
C000021049_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,617
C000021049_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,666
C000021049_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,466
C000021049_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,053
C000021049_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,214
C000021049_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							20,308
C000021049_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,864
C000021049_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					22,778
C000021049_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,912	$ 24,912	$ 24,912	$ 24,912
C000021049_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000021049_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000021049_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,522
C000021049_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,426
C000021049_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,951
C000021049_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,359
C000021049_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,433
C000021049_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,150
C000021049_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,443
C000021049_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,104
C000021049_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,278
C000021049_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	21,798	21,798	21,798	$ 21,798
C000021049_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000021049_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000021049_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,048
C000021049_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,327
C000021049_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 13,721
C000021049_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 13,002
C000021049_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 17,035
C000021049_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 20,593
C000021049_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 25,877
C000021049_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 20,907
C000021049_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 26,334
C000021049_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000021049_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.37%
C000021049_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.13%
C000021049_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.56%
C000021049_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.07%
C000021049_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.59%
C000021049_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.10%